Cost of Sales (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of Sales [Abstract]
Changes in inventories of finished goods and work in progress		$ 76,800	$ (24,475)	$ 227,132
Materials consumed in production		43,443	29,619	41,057
Purchases of finished goods		7,053,841	19,044,582	33,877,598
Labor		2,887,199	1,061,943	602,196
Depreciation		142,278	352,739	370,858
Rental			452
Outsourced manufacturing cost
Taxes and surcharges	[1]	130,728	75,736	157,314
Water and electricity		63,969	62,027	52,796
Inventory provision		42,919	196,124	8
Others		237,561	128,773	120,886
Foreign currency translation difference		35,780	(76,269)	(175,493)
Cost of sales		$ 10,714,519	$ 20,851,252	$ 35,274,352

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).